RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Fund management fees paid	$ 11,152,353	$ 12,513,582
Series Twenty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	42,000	0
Series Twenty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	258,000	150,000
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	1,178,511	0
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	50,352	50,352
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	11,374	23,736
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	76,308	93,076
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	41,073	116,442
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	35,376	44,679
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	181,500
Series Thirty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	75,500	0
Series Thirty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	81,582	134,262
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	1,946,803	756,790
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	950	900,000
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	430,691	319,000
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	608,250	2,035,603
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	798,009	571,611
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	1,576,709	575,000
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	1,570,687	635,421
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	938,915	677,774
Series Forty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	382,652	315,722
Series Forty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	590,329	100,000
Series Forty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	158,605	2,312,520
Series Forty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	75,500	2,520,094
Series Forty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	$ 224,177	$ 0